Expense Example - John Hancock Disciplined Value Fund	John Hancock Disciplined Value Fund - Classes A, C, I, R2, R4, R5 and R6 Class A 1 year	John Hancock Disciplined Value Fund - Classes A, C, I, R2, R4, R5 and R6 Class A 3 years	John Hancock Disciplined Value Fund - Classes A, C, I, R2, R4, R5 and R6 Class A 5 years	John Hancock Disciplined Value Fund - Classes A, C, I, R2, R4, R5 and R6 Class A 10 years	John Hancock Disciplined Value Fund - Classes A, C, I, R2, R4, R5 and R6 Class C 1 year	John Hancock Disciplined Value Fund - Classes A, C, I, R2, R4, R5 and R6 Class C 3 years	John Hancock Disciplined Value Fund - Classes A, C, I, R2, R4, R5 and R6 Class C 5 years	John Hancock Disciplined Value Fund - Classes A, C, I, R2, R4, R5 and R6 Class C 10 years	John Hancock Disciplined Value Fund - Classes A, C, I, R2, R4, R5 and R6 Class I 1 year	John Hancock Disciplined Value Fund - Classes A, C, I, R2, R4, R5 and R6 Class I 3 years	John Hancock Disciplined Value Fund - Classes A, C, I, R2, R4, R5 and R6 Class I 5 years	John Hancock Disciplined Value Fund - Classes A, C, I, R2, R4, R5 and R6 Class I 10 years	John Hancock Disciplined Value Fund - Classes A, C, I, R2, R4, R5 and R6 Class R2 1 year	John Hancock Disciplined Value Fund - Classes A, C, I, R2, R4, R5 and R6 Class R2 3 years	John Hancock Disciplined Value Fund - Classes A, C, I, R2, R4, R5 and R6 Class R2 5 years	John Hancock Disciplined Value Fund - Classes A, C, I, R2, R4, R5 and R6 Class R2 10 years	John Hancock Disciplined Value Fund - Classes A, C, I, R2, R4, R5 and R6 Class R4 1 year	John Hancock Disciplined Value Fund - Classes A, C, I, R2, R4, R5 and R6 Class R4 3 years	John Hancock Disciplined Value Fund - Classes A, C, I, R2, R4, R5 and R6 Class R4 5 years	John Hancock Disciplined Value Fund - Classes A, C, I, R2, R4, R5 and R6 Class R4 10 years	John Hancock Disciplined Value Fund - Classes A, C, I, R2, R4, R5 and R6 Class R5 1 year	John Hancock Disciplined Value Fund - Classes A, C, I, R2, R4, R5 and R6 Class R5 3 years	John Hancock Disciplined Value Fund - Classes A, C, I, R2, R4, R5 and R6 Class R5 5 years	John Hancock Disciplined Value Fund - Classes A, C, I, R2, R4, R5 and R6 Class R5 10 years	John Hancock Disciplined Value Fund - Classes A, C, I, R2, R4, R5 and R6 Class R6 1 year	John Hancock Disciplined Value Fund - Classes A, C, I, R2, R4, R5 and R6 Class R6 3 years	John Hancock Disciplined Value Fund - Classes A, C, I, R2, R4, R5 and R6 Class R6 5 years	John Hancock Disciplined Value Fund - Classes A, C, I, R2, R4, R5 and R6 Class R6 10 years	John Hancock Disciplined Value Fund - Class NAV Class NAV 1 year	John Hancock Disciplined Value Fund - Class NAV Class NAV 3 years	John Hancock Disciplined Value Fund - Class NAV Class NAV 5 years	John Hancock Disciplined Value Fund - Class NAV Class NAV 10 years
USD ($)	599	808	1,035	1,685	280	557	959	1,899	79	246	428	954	117	367	637	1,408	92	311	547	1,226	72	226	394	882	67	211	368	822	66	208	362	810